DEPOSITS (Details Textual) (USD $)	Sep. 30, 2013	Dec. 31, 2012		Dec. 31, 2011
Deposits, Total	$ 459,812,000	$ 498,559,000	[1]	$ 501,377,000
Noninterest-bearing Deposit Liabilities, Total		92,300,000
Interest-bearing Deposit Liabilities, Total		406,300,000
Deposits, Savings Deposits	17,543,000	22,139,000	[1]	24,461,000
Deposits, Money Market Deposits and Negotiable Order of Withdrawal (NOW), Total	129,328,000	122,727,000	[1]	92,600,000
Time Deposits	231,682,000	261,428,000	[1]	309,747,000
Time Deposits, $100,000 or More, Total		$ 134,600,000

[1]	Derived from audited consolidated financial statements.